Exhibit 99.1

Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2017-21		HUD-ADPLS	170	34,726,387.73	100.00%	1	145,444.67	0.42%	0	-	0.00%	1	145,444.67	0.42%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			170	34,726,387.73	100.00%	1	145,444.67	0.42%	0	0.00	0.00%	1	145,444.67	0.42%	0	-	0.00%	0	0.00	0.00%	0	0.00	0.00%